Investment Risks	Dec. 22, 2025
Defiance Gold Enhanced Options Income ETF | GLD Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

GLD Risk. The Fund invests in options contracts that are based on the value of GLD. This subjects the Fund to certain of the same risks as if it owned shares of GLD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GLD, the Fund may also be subject to the following risks:

Defiance Gold Enhanced Options Income ETF | GLD Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

GLD Trading Risk. An investment in GLD is subject to substantial risks, in particular risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the Shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in Shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which presents a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD Shares.

Defiance Gold Enhanced Options Income ETF | Indirect Investments in GLD [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investments in GLD. GLD is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of GLD but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Gold Enhanced Options Income ETF | Gold Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Performance Risk. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

Defiance Gold Enhanced Options Income ETF | No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Gold Enhanced Options Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Gold Enhanced Options Income ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Defiance Gold Enhanced Options Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Gold Enhanced Options Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Defiance Gold Enhanced Options Income ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Gold Enhanced Options Income ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Gold Enhanced Options Income ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Defiance Gold Enhanced Options Income ETF | Non-Cash Settled Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund’s performance.

Defiance Gold Enhanced Options Income ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Gold Enhanced Options Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Gold Enhanced Options Income ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance Gold Enhanced Options Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Gold Enhanced Options Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Gold Enhanced Options Income ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance Gold Enhanced Options Income ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Gold Enhanced Options Income ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Gold Enhanced Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance Gold Enhanced Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Gold Enhanced Options Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Gold Enhanced Options Income ETF | Money Market Instrument Risk [Member]
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Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Gold Enhanced Options Income ETF | Newer Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Defiance Gold Enhanced Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Gold Enhanced Options Income ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GLD), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Defiance Gold Enhanced Options Income ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying ETP may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

Defiance Gold Enhanced Options Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Gold Enhanced Options Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Gold Enhanced Options Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Silver Enhanced Options Income ETF | No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Silver Enhanced Options Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Silver Enhanced Options Income ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Defiance Silver Enhanced Options Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Silver Enhanced Options Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Defiance Silver Enhanced Options Income ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Silver Enhanced Options Income ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Silver Enhanced Options Income ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Defiance Silver Enhanced Options Income ETF | Non-Cash Settled Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund’s performance.

Defiance Silver Enhanced Options Income ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Silver Enhanced Options Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Silver Enhanced Options Income ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance Silver Enhanced Options Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Silver Enhanced Options Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Silver Enhanced Options Income ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance Silver Enhanced Options Income ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Silver Enhanced Options Income ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Silver Enhanced Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance Silver Enhanced Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Silver Enhanced Options Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Silver Enhanced Options Income ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Silver Enhanced Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Silver Enhanced Options Income ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (SLV), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Defiance Silver Enhanced Options Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying ETP may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

Defiance Silver Enhanced Options Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Silver Enhanced Options Income ETF | SLV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SLV Risk. The Fund invests in options contracts that are based on the value of SLV. This subjects the Fund to certain of the same risks as if it owned shares of SLV, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SLV, the Fund may also be subject to the following risks:

Defiance Silver Enhanced Options Income ETF | SLV Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SLV Trading Risk. An investment in SLV is subject to various risks, notably those linked to the dynamics and perception of the LBMA Silver Price. The LBMA, or London Bullion Market Association, plays a crucial role in setting the benchmark for silver prices. It is an international trade association representing the London market for gold and silver bullion, which has a major influence on the global bullion markets. The LBMA Silver Price, determined through an electronic auction managed by ICE Benchmark Administration, is central to the Trust’s valuation and operation. However, potential electronic failures or concerns about the LBMA Silver Price being susceptible to manipulation could lead to delays or inaccuracies in the auction price. This uncertainty could affect the Trust’s valuation of its silver holdings, the calculation of fees, and the pricing of silver sales. Moreover, a loss of confidence in the fairness or integrity of the LBMA Silver Price could change investor behavior, thereby impacting the overall silver market and the value of the shares.

SLV’s exclusive investment in silver heightens its volatility compared to more diversified portfolios. Silver prices, which SLV’s net asset value closely tracks, have historically experienced significant and unpredictable fluctuations. SLV is a speculative investment, suitable primarily for those who can absorb potential losses. The physical silver market’s supply and demand dynamics can further complicate this investment. For example, if the demand for silver exceeds the available supply that meets SLV’s standards, it could obstruct the issuance of new shares. Such a supply-demand mismatch may lead to increased volatility in the share price and a significant divergence from the net asset value. This scenario highlights the speculative nature of silver investments and emphasizes the need for investors to be cognizant of the potential for substantial losses or gains, influenced by market conditions and the inherent volatility of silver.

Defiance Silver Enhanced Options Income ETF | Indirect Investments in SLV [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investments in SLV. SLV is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. SLV is not a registered investment company subject to the 1940 Act. Accordingly, investors in SLV (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing SLV insiders from managing SLV to their benefit and to the detriment of shareholders; provisions preventing SLV from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing SLV earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in SLV’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of SLV but will be exposed to the performance of SLV. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in SLV only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Silver Enhanced Options Income ETF | SLV Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SLV Performance Risk. The iShares Silver Trust may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SLV to decline. The iShares Silver Trust provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the iShares Silver Trust provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If iShares Silver Trust’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by iShares Silver Trust could decline significantly.

Following an investment in the iShares Silver Trust, several factors may have the effect of causing a decline in the prices of silver and a corresponding decline in the price of the shares. Among them: (i) A change in economic conditions, such as a recession, can adversely affect the price of silver. Silver is used in a wide range of industrial applications, and an economic downturn could have a negative impact on its demand and, consequently, its price and the price of the shares. (ii) A significant change in the attitude of speculators and investors towards silver. Should the speculative community take a negative view towards silver, a decline in world silver prices could occur, negatively impacting the price of the shares. (iii) A significant increase in silver price hedging activity by silver producers. Traditionally, silver producers have not hedged to the same extent as other producers of precious metals (gold, for example) do. Should there be an increase in the level of hedge activity of silver producing companies, it could cause a decline in world silver prices, adversely affecting the price of the shares.

Defiance Silver Enhanced Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Silver Enhanced Options Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Silver Enhanced Options Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Defiance Oil Enhanced Options Income ETF | No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Oil Enhanced Options Income ETF | Derivatives Risk [Member]
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Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Oil Enhanced Options Income ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Defiance Oil Enhanced Options Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Oil Enhanced Options Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Defiance Oil Enhanced Options Income ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Oil Enhanced Options Income ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Oil Enhanced Options Income ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Defiance Oil Enhanced Options Income ETF | Non-Cash Settled Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund’s performance.

Defiance Oil Enhanced Options Income ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Oil Enhanced Options Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Oil Enhanced Options Income ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance Oil Enhanced Options Income ETF | Costs of Buying or Selling Shares [Member]
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Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Oil Enhanced Options Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Oil Enhanced Options Income ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance Oil Enhanced Options Income ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Oil Enhanced Options Income ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Oil Enhanced Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance Oil Enhanced Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Oil Enhanced Options Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Oil Enhanced Options Income ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Oil Enhanced Options Income ETF | Newer Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Defiance Oil Enhanced Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Oil Enhanced Options Income ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (USO), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Defiance Oil Enhanced Options Income ETF | Tax Risk [Member]
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Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Oil Enhanced Options Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Oil Enhanced Options Income ETF | USO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

USO Risk. The Fund invests in options contracts that are based on the value of USO. This subjects the Fund to certain of the same risks as if it owned shares of USO, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of USO, the Fund may also be subject to the following risks:

Investments in USO are subject to unique risks, primarily stemming from the volatile nature of the oil market and the regulatory frameworks governing futures markets. The accountability levels, position limits, and daily price fluctuation limits set by NYMEX and ICE Futures, while intended to regulate trading activities, can lead to a significant tracking error for USO. These regulatory measures limit USO’s ability to fully invest in the Benchmark Oil Futures Contract and other oil futures contracts, thus potentially causing substantial divergence between the movements of USO’s share prices and the actual prices of these futures contracts. The oil market’s inherent volatility is further compounded by these trading constraints. Accountability levels serve as thresholds for increased exchange scrutiny, and position limits establish fixed ceilings on the number of futures contracts that can be held. The Commodity Futures Trading Commission’s (CFTC) Position Limits Rule, which includes the Benchmark Oil Futures Contract, imposes additional federal position limits. USO’s trading activities, not qualifying for exemptions from these limits, face further challenges in navigating the unpredictable oil market, impacting its investment strategy and ability to achieve its objectives.

USO’s investment strategy is heavily influenced by the dynamic and often unpredictable oil market, alongside its commitment to invest substantially in oil futures contracts and other oil-related investments, such as cash-settled options on oil futures contracts, forward contracts for oil, cleared swap contracts and non-exchange traded (“over-the-counter” or “OTC”) transactions that are based on the price of oil and other petroleum-based fuels, oil futures contracts and indices based on the foregoing. When faced with regulatory limits such as accountability levels and position limits, USO may have to adjust its strategy, seeking alternatives like other exchanges or different investment vehicles, which could introduce additional market risks. Exceeding accountability levels may necessitate a reduction in holdings, potentially creating a tracking error between USO’s share prices and the Benchmark Oil Futures Contract price. Furthermore, USO’s Futures Commission Merchants (FCMs) have historically imposed their own limits on USO’s holdings, which restricts its ability to respond effectively to oil market movements. These FCM-imposed constraints, alongside the fluctuating nature of the oil market and regulatory limitations, underscore the significant risks associated with investing in USO, affecting its capacity to meet investment objectives in a highly volatile and regulated market environment.

USO is not a registered investment company subject to the 1940 Act. Accordingly, investors in USO (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing USO insiders from managing USO to their benefit and to the detriment of shareholders; provisions preventing USO from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing USO earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in USO’s character without the consent of shareholders. Although the Fund invests in USO only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Oil Enhanced Options Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Oil Enhanced Options Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Defiance Treasury Enhanced Options Income ETF | Derivatives Risk [Member]
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Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Treasury Enhanced Options Income ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risks that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Defiance Treasury Enhanced Options Income ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Treasury Enhanced Options Income ETF | Price Participation Risk [Member]
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Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Defiance Treasury Enhanced Options Income ETF | Distribution Risk [Member]
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Risk [Text Block]

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Treasury Enhanced Options Income ETF | NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Treasury Enhanced Options Income ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Defiance Treasury Enhanced Options Income ETF | Non-Cash Settled Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund’s performance.

Defiance Treasury Enhanced Options Income ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Treasury Enhanced Options Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Treasury Enhanced Options Income ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance Treasury Enhanced Options Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Treasury Enhanced Options Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Treasury Enhanced Options Income ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance Treasury Enhanced Options Income ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Treasury Enhanced Options Income ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Treasury Enhanced Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance Treasury Enhanced Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Treasury Enhanced Options Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Treasury Enhanced Options Income ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Treasury Enhanced Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Treasury Enhanced Options Income ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TLT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Defiance Treasury Enhanced Options Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Defiance Treasury Enhanced Options Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Treasury Enhanced Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Treasury Enhanced Options Income ETF | TLT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

TLT Risk. The Fund invests in options contracts that are based on the value of TLT. This subjects the Fund to certain of the same risks as if it owned shares of TLT, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TLT, the Fund may also be subject to the following risks:

Investments in TLT primarily involve risks associated with U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

In addition, TLT is subject to interest rate risk, where the value of its Treasury securities can decline with rising interest rates. In periods of very low or negative interest rates, TLT may struggle to maintain positive returns or pay dividends to shareholders. The unpredictability of changing interest rates, including those falling below zero, can lead to heightened market volatility and detract from TLT’s performance. Additionally, in a low-interest-rate environment, TLT may experience very low or even negative yields, leading to losses under certain conditions and over specific time periods.

TLT is also subject to operational risk arising from human error, processing errors, and system failures. In addition, TLT is subject to management risk, including the possibility that the chosen investment strategy may not yield expected results. Lastly, the performance of U.S. Treasury obligations may be negatively impacted by global events, such as economic downturns, political unrest, or public health crises.

Defiance Treasury Enhanced Options Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Treasury Enhanced Options Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Defiance Large Cap ex-Mag 7 ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Large Cap ex-Mag 7 ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Large Cap ex-Mag 7 ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Large Cap ex-Mag 7 ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Large Cap ex-Mag 7 ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund’s portfolio holdings may deteriorate.

Defiance Large Cap ex-Mag 7 ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Large Cap ex-Mag 7 ETF | Newer Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Defiance Large Cap ex-Mag 7 ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Large Cap ex-Mag 7 ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk.  Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Defiance Large Cap ex-Mag 7 ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. To the extent that the Fund concentrates in an industry, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries.

Defiance Large Cap ex-Mag 7 ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
Defiance Large Cap ex-Mag 7 ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Defiance Large Cap ex-Mag 7 ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. The Fund is not actively managed and does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Defiance Large Cap ex-Mag 7 ETF | Third Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Defiance Large Cap ex-Mag 7 ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in Index components at all times or may hold securities not included in the Index.

Defiance Large Cap ex-Mag 7 ETF | Underlying Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Defiance Large Cap ex-Mag 7 ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance AI & Power Infrastructure ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance AI & Power Infrastructure ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance AI & Power Infrastructure ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	○Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance AI & Power Infrastructure ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance AI & Power Infrastructure ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	○Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC. (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund’s portfolio holdings may deteriorate.

Defiance AI & Power Infrastructure ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance AI & Power Infrastructure ETF | Newer Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have only a limited track record on which to base their investment decisions.

Defiance AI & Power Infrastructure ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance AI & Power Infrastructure ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Defiance AI & Power Infrastructure ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
Defiance AI & Power Infrastructure ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	○Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Defiance AI & Power Infrastructure ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. The Fund is not actively managed and does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Defiance AI & Power Infrastructure ETF | Third Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Defiance AI & Power Infrastructure ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in Index components at all times or may hold securities not included in the Index.

Defiance AI & Power Infrastructure ETF | Underlying Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, Calculation Agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, Calculation Agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Defiance AI & Power Infrastructure ETF | Sector and Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector  and Industry Risk. To the extent the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors and industries. The Fund may invest a significant portion of its assets in the following sectors and industries and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors and industries.

Defiance AI & Power Infrastructure ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Industrials Sector Risk. Companies operating in the industrials sector or issuers in industrials-related industries may be significantly affected by, among other things, worldwide economic growth, changes in supply and demand for specific products and services, product obsolescence, rapid technological developments, international, political and economic developments, environmental issues, tax and governmental regulatory policies, claims for environmental damage or product liability and general economic conditions. Any factors adversely affecting companies in the industrials sector could have a significant adverse impact on the Fund’s performance.

Defiance AI & Power Infrastructure ETF | Electrical Equipment Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Electrical Equipment Industry Risk. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

Defiance AI & Power Infrastructure ETF | Artificial Intelligence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Artificial Intelligence Risk. Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

Defiance AI & Power Infrastructure ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	○Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Defiance AI & Power Infrastructure ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	○Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Defiance AI & Power Infrastructure ETF | Micro-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	○Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Defiance AI & Power Infrastructure ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance AI & Power Infrastructure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Defiance Nasdaq 100 Income Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Nasdaq 100 Income Target ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods.

Defiance Nasdaq 100 Income Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Nasdaq 100 Income Target ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective to provide current income, the Fund seeks to provide monthly income distributions. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Nasdaq 100 Income Target ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Nasdaq 100 Income Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance Nasdaq 100 Income Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Nasdaq 100 Income Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance Nasdaq 100 Income Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Nasdaq 100 Income Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Nasdaq 100 Income Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance Nasdaq 100 Income Target ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Nasdaq 100 Income Target ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Nasdaq 100 Income Target ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance Nasdaq 100 Income Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Nasdaq 100 Income Target ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Nasdaq 100 Income Target ETF | Newer Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Defiance Nasdaq 100 Income Target ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Nasdaq 100 Income Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Defiance Nasdaq 100 Income Target ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Nasdaq 100 Income Target ETF | Index ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Index ETF Risks. The Fund invests in Index ETFs, which subjects the Fund to the following risks:
Defiance Nasdaq 100 Income Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will be subject to declines in the performance of the Index.

Defiance Nasdaq 100 Income Target ETF | Index Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Defiance Nasdaq 100 Income Target ETF | The Nasdaq 100 Index Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

The Nasdaq 100 Index Risks: The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

Defiance Nasdaq 100 Income Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Nasdaq 100 Income Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance S&P 500 Income Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance S&P 500 Income Target ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods.

Defiance S&P 500 Income Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance S&P 500 Income Target ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective to provide current income, the Fund seeks to provide monthly income distributions. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance S&P 500 Income Target ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance S&P 500 Income Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance S&P 500 Income Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance S&P 500 Income Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance S&P 500 Income Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance S&P 500 Income Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance S&P 500 Income Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance S&P 500 Income Target ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance S&P 500 Income Target ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance S&P 500 Income Target ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance S&P 500 Income Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance S&P 500 Income Target ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance S&P 500 Income Target ETF | Newer Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Defiance S&P 500 Income Target ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance S&P 500 Income Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Defiance S&P 500 Income Target ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance S&P 500 Income Target ETF | Index ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Index ETF Risks. The Fund invests in Index ETFs, which subjects the Fund to the following risks:
Defiance S&P 500 Income Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will be subject to declines in the performance of the Index.

Defiance S&P 500 Income Target ETF | Index Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Defiance S&P 500 Income Target ETF | S&P 500 Index Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

S&P 500 Index Risks: The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

Defiance S&P 500 Income Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance S&P 500 Income Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance R2000 Income Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance R2000 Income Target ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods.

Defiance R2000 Income Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance R2000 Income Target ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective to provide current income, the Fund seeks to provide monthly income distributions. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance R2000 Income Target ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance R2000 Income Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Defiance R2000 Income Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance R2000 Income Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance R2000 Income Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance R2000 Income Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance R2000 Income Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance R2000 Income Target ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance R2000 Income Target ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance R2000 Income Target ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance R2000 Income Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance R2000 Income Target ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance R2000 Income Target ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance R2000 Income Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Defiance R2000 Income Target ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance R2000 Income Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance R2000 Income Target ETF | Index ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Index ETF Risks. The Fund invests in Index ETFs, which subjects the Fund to the following risks:
Defiance R2000 Income Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will be subject to declines in the performance of the Index.

Defiance R2000 Income Target ETF | Index Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Defiance R2000 Income Target ETF | Russell 2000 Index Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Russell 2000 Index Risks: The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

Defiance R2000 Income Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance R2000 Income Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.